                                                  Growth Fund

                                                  Fixed Income Fund

                                                  Diversified Assets Fund

                                                  Money Market Fund

                                                  Global Opportunities Fund

                                    [PHOTO]

                                                  USAllianz Funds

                                                  Semi-Annual Report


                                                  March 31, 2000

                                                                          [LOGO]

                               Table of Contents





                      Schedules of Portfolio Investments
                                    Page 1


                     Statements of Assets and Liabilities
                                    Page 22


                           Statements of Operations
                                    Page 23


                      Statements of Changes in Net Assets
                                    Page 24


                         Notes to Financial Statements
                                    Page 25


                             Financial Highlights

USALLIANZ FUNDS
Growth Fund

                       Schedule of Portfolio Investments
                          March 31, 2000 (Unaudited)

                                                                  Market
Shares                                                             Value
-------                                                            -----

Common Stocks  (97.8%)
Aerospace/Defense  (2.3%)
   1,710  Cordant Technologies, Inc.                            $   96,722
   2,000  Honeywell International, Inc.                            105,374
   1,000  United Technologies Corp.                                 63,188
                                                                ----------
                                                                   265,284
                                                                ----------
Banking/Financial Services  (12.3%)
     650  American Express Co.                                      96,809
   2,000  Bank of America Corp.                                    104,875
   4,500  Citigroup, Inc.                                          266,906
   1,700  Fannie Mae                                                95,944
   2,700  Fleet Boston Financial Corp.                              98,550
   2,025  Legg Mason, Inc.                                          87,581
     810  Lehman Brothers Holdings, Inc.                            78,570
   2,700  Mellon Financial Corp.                                    79,650
   1,125  Merrill Lynch & Co.                                      118,125
     700  Providian Financial Corp.                                 60,638
   1,800  State Street Corp.                                       174,375
   4,050  Wells Fargo Co.                                          165,797
                                                                ----------
                                                                 1,427,820
                                                                ----------
Beverages  (0.9%)
     990  Coca-Cola Co.                                             46,468
   1,700  PepsiCo, Inc.                                             58,756
                                                                ----------
                                                                   105,224
                                                                ----------
Biotechnology  (3.9%)
   2,025  Amgen, Inc.*                                             124,284
   1,350  Chiron Corp.*                                             67,331
     900  IDEC Pharmaceuticals Corp.*                               88,425
   2,700  Immunex Corp.*                                           171,282
                                                                ----------
                                                                   451,322
                                                                ----------
Chemicals  (0.5%)
   1,305  Praxair, Inc.                                             54,321
                                                                ----------

Computers  (15.6%)
   1,000  America Online, Inc.*                                     67,250
   4,950  Cisco Systems, Inc.*                                     382,697
     675  Computer Sciences Corp.*                                  53,409
   1,000  FirstWorld Communications, Inc., Class B*                 20,375
     150  Inktomi Corp.*                                            29,250
   2,025  International Business Machines Corp.                    238,950
     540  InterWorld Corp.*                                         30,510
   4,000  Microsoft Corp.*                                         425,000

                 See accompanying notes to financial statements.

USALLIANZ FUNDS
Growth Fund

                  Schedule of Portfolio Investments, Continued
                           March 31, 2000 (Unaudited)

                                                                  Market
Shares                                                             Value
------                                                            ------

Common Stocks, continued
Computers, continued
     300  Scient Corp.*                                         $   27,206
   4,000  Sun Microsystems, Inc.*                                  374,813
   2,250  Via Net.Works, Inc.*                                      59,766
     600  Yahoo!, Inc.*                                            102,825
                                                                ----------
                                                                 1,812,051
                                                                ----------
Electric Utilities  (1.8%)
   2,700  AES Corp.*                                               212,625
                                                                ----------

Electrical Equipment  (4.0%)
   2,000  Applied Power, Inc.                                       57,000
   2,625  General Electric Co.                                     407,367
                                                                ----------
                                                                   464,367
                                                                ----------
Electronics  (13.0%)
   1,125  Altera Corp.*                                            100,406
   3,400  Applied Materials, Inc.*                                 320,450
     200  Broadcom Corp., Class A*                                  48,575
   3,600  Intel Corp.                                              474,975
   2,160  Lam Research Corp.*                                       97,335
     900  Micron Technology, Inc.*                                 113,400
   2,160  Novellus Systems, Inc.*                                  121,230
   1,530  Texas Instruments, Inc.                                  244,800
                                                                ----------
                                                                 1,521,171
                                                                ----------
Health Care  (2.1%)
   4,700  Medtronic, Inc.                                          241,756
                                                                ----------

Household  (2.7%)
   1,800  Clorox Co.                                                58,500
   1,170  Estee Lauder Companies, Inc., Class A                     58,573
   1,755  Gillette Co.                                              66,142
   1,000  Johnson & Johnson                                         70,062
   1,125  Procter & Gamble Co.                                      63,281
                                                                ----------
                                                                   316,558
                                                                ----------
Insurance  (0.4%)
     400  American International Group, Inc.                        43,800
                                                                ----------

Manufacturing  (0.6%)
   1,350  Illinois Tool Works, Inc.                                 74,588
                                                                ----------

Media  (2.2%)
   1,000  Gannett Co., Inc.                                         70,375
   2,000  Omnicom Group                                            186,875
                                                                ----------
                                                                   257,250
                                                                ----------

                See accompanying notes to financial statements.

USALLIANZ FUNDS
Growth Fund

                  Schedule of Portfolio Investments, Continued
                           March 31, 2000 (Unaudited)

                                                                  Market
Shares                                                             Value
------                                                             -----

Common Stocks, continued
Oil/Gas  (7.1%)
   1,800  BP Amoco plc, ADR                                      $  95,513
   2,700  Burlington Resources, Inc.                                99,900
   4,050  Exxon Mobil Corp.                                        315,140
   2,300  Petroleum Geo-Services A/S, ADR*                          39,819
   2,025  R & B Falcon Corp.*                                       39,867
   1,305  Royal Dutch Petroleum Co., ADR                            75,119
   1,700  Schlumberger Ltd.                                        130,050
   2,000  Stolt Comex Seaway SA, ADR*                               28,000
                                                                 ---------
                                                                   823,408
                                                                 ---------
Paper/Forest Products  (0.6%)
   2,025  Mead Corp.                                                70,748
                                                                 ---------

Pharmaceuticals  (4.7%)
   1,800  Biochem Pharma, Inc.*                                     39,825
   1,800  Bristol-Myers Squibb Co.                                 103,950
   1,250  Merck & Co., Inc.                                         77,656
   5,130  Pfizer, Inc.                                             187,566
   1,500  Schering-Plough Corp.                                     55,125
     900  Warner-Lambert Co.                                        87,750
                                                                 ---------
                                                                   551,872
                                                                 ---------
Retail/Wholesale  (7.4%)
   3,150  Costco Wholesale Corp.*                                  165,572
   1,800  CVS Corp.                                                 67,613
   4,500  Home Depot, Inc.                                         290,249
   2,700  McDonald's Corp.                                         101,419
     700  Target Corp.                                              52,325
   3,375  Wal-Mart Stores, Inc.                                    187,313
                                                                 ---------
                                                                   864,491
                                                                 ---------
Services  (1.8%)
   3,700  Automatic Data Processing, Inc.                          178,525
   1,000  DeVry, Inc.*                                              30,500
                                                                 ---------
                                                                   209,025
                                                                 ---------
Telecommunications  (13.4%)
   3,600  ADC Telecommunications, Inc.*                            193,950
   4,000  AT&T Corp.                                               224,999
   2,700  Bell Atlantic Corp.                                      165,038
   2,700  Lucent Technologies, Inc.                                164,025
     700  Nextel Communications, Inc., Class A*                    103,775
     750  Nortel Networks Corp., ADR                                94,500

                See accompanying notes to financial statements.

USALLIANZ FUNDS
Growth Fund

                  Schedule of Portfolio Investments, Continued
                           March 31, 2000 (Unaudited)

                                                                  Market
Shares                                                             Value
------                                                             -----

Common Stocks, continued
Telecommunications, continued
     300  Qualcomm, Inc.*                                     $     44,794
   1,700  SBC Communications, Inc.                                  71,400
   3,375  Sprint Corp.                                             212,625
   1,035  US West, Inc.                                             75,167
   3,450  Winstar Communications, Inc.*                            207,000
                                                              ------------
                                                                 1,557,273

Tobacco  (0.2%)
   1,350  Philip Morris Cos., Inc.                                  28,519
                                                              ------------

Travel/Entertainment  (0.3%)
   1,260  Carnival Corp.                                            31,264
                                                              ------------

   Total Common Stocks (Cost $9,794,245) -- 97.8%               11,384,737
                                                              ------------

Money Market Mutual Funds  (2.7%)
 320,897   Valiant Sweep Account                                   320,897
                                                              ------------
   Total Money Market Mutual Funds                                 320,897
                                                              ------------




   Total Investments (Cost $10,115,142) (a) -- 100.5%           11,705,634
   Liabilities in excess of other assets -- (0.5%)                 (64,011)
                                                              ------------
   Total Net Assets -- 100.0%                                 $ 11,641,623
                                                              ============


------------

    * Non-income producing security.

    ADR--American Depository Receipt.

    (a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation as follows:


         Unrealized appreciation            $ 2,145,484
         Unrealized depreciation               (554,992)
                                            -----------
         Net unrealized appreciation        $ 1,590,492
                                            ===========

                See accompanying notes to financial statements.

USALLIANZ FUNDS
Fixed Income Fund

                       Schedule of Portfolio Investments
                          March 31, 2000 (Unaudited)

Principal                                                                                                                  Market
 Amount                                                                                                                    Value
 ------                                                                                                                    -----
Corporate Bonds  (51.2%)
Aerospace/Defense  (3.3%)
$400,000    Raytheon Co., 6.40%, 12/15/18                                                                              $    332,024
                                                                                                                          ---------
Autos  (5.9%)
  200,000   Delphi Automotive Systems Corp., 6.125%, 05/01/04                                                               187,136
  400,000   Ford Motor Co., 9.00%, 09/15/01                                                                                 408,894
                                                                                                                          ---------
                                                                                                                            596,030
                                                                                                                          ---------
Banking/Financial Services  (18.0%)
  400,000   Associates Corp., 6.75%, 07/15/01                                                                               397,109
  250,000   Bank of America Corp., 6.625%, 06/15/04                                                                         242,857
  400,000   Household Finance Corp., 6.50%, 11/15/08                                                                        368,240
  200,000   Inter-American Development Bank, 6.75%, 07/15/27                                                                194,182
  250,000   KFW International Finance, 7.125%, 02/15/05                                                                     249,647
  400,000   Merrill Lynch & Co., 6.50%, 07/15/18                                                                            346,263
                                                                                                                          ---------
                                                                                                                          1,798,298
                                                                                                                          ---------
Beverages  (2.4%)
  250,000   Diageo Capital plc, 6.625%, 06/24/04                                                                            243,665
                                                                                                                          ---------
Electric Utilities  (2.2%)
  250,000   Virginia Electric & Power Co., 5.73%, 11/25/08                                                                  225,246
                                                                                                                          ---------
Oil/Gas  (2.3%)
  250,000   Conoco, Inc., 6.35%, 04/15/09                                                                                   232,933
                                                                                                                          ---------
Paper/Forest Products  (3.6%)
  400,000   Weyerhaeuser Co., 6.95%, 10/01/27                                                                               358,764
                                                                                                                          ---------
Retail/Wholesale  (2.5%)
  250,000   Wal-Mart Stores, Inc., 7.50%, 05/15/04                                                                          253,917
                                                                                                                          ---------
Telecommunications  (4.6%)
  250,000   AT&T Corp., 5.625%, 03/15/04                                                                                    235,426
  250,000   US West Capital Funding, Inc., 6.875%, 07/15/28                                                                 220,203
                                                                                                                          ---------
                                                                                                                            455,629
                                                                                                                          ---------
Transportation  (2.5%)
  250,000   CSX Corp., 7.00%, 09/15/02                                                                                      246,025
                                                                                                                          ---------
Travel/Entertainment  (3.9%)
  400,000   Walt Disney Co., 6.75%, 03/30/06                                                                                389,931
                                                                                                                          ---------
     Total Corporate Bonds                                                                                                5,132,462
                                                                                                                          ---------

                 See accompanying notes to financial statements.

USALLIANZ FUNDS
Fixed Income Fund

                       Schedule of Portfolio Investments
                          March 31, 2000 (Unaudited)

Principal                                                                                                                  Market
 Amount                                                                                                                    Value
 ------                                                                                                                    -----
Asset Backed Securities  (4.6%)
$250,000  Chemical Master Credit Card Trust I, 5.98%,
09/15/08                                                                                                               $    236,218
  240,000   Discover Card Master Trust I, 6.05%, 08/18/08                                                                   226,399
                                                                                                                          ---------
   Total Asset Backed Securities                                                                                            462,617
                                                                                                                          ---------
Commercial Paper  (1.5%)
Health Care  (1.5%)
    50,000  Becton, Dickinson & Co., 6.08%,
04/11/00                                                                                                                    149,731
                                                                                                                          ---------
   Total Commercial Paper                                                                                                   149,731
                                                                                                                          ---------
Money Market Mutual Funds  (4.0%)
  397,726   Valiant Sweep Account                                                                                           397,726
                                                                                                                          ---------
   Total Money Market Mutual Funds                                                                                          397,726
                                                                                                                          ---------
Foreign Government Bonds  (2.5%)
  250,000   Ontario (Province of), 7.625%, 06/22/04                                                                         253,258
                                                                                                                          ---------
   Total Foreign Government Bonds                                                                                           253,258
                                                                                                                          ---------

U.S. Government Agency Mortgages  (18.0%)
 Federal Home Loan Bank
  425,000   5.90%, 04/12/00                                                                                                 424,363
                                                                                                                          ---------
 Federal National Mortgage Association

   79,572   Pool #323866, 6.50%, 08/01/29                                                                                    74,634
   46,880   Pool #503050, 6.50%, 07/01/29                                                                                    43,971
  904,478   Pool #509681, 6.50%, 08/01/29                                                                                   848,349
  196,797   Pool #497829, 6.50%, 07/01/29                                                                                   184,585
  246,365   Pool #520069, 6.50%, 11/01/29                                                                                   231,076
                                                                                                                          ---------
                                                                                                                          1,382,615
                                                                                                                          ---------
   Total U.S. Government Agency Mortgages                                                                                 1,806,978
                                                                                                                          ---------
U.S. Government Agency Debt  (2.3%)
 Federal Home Loan Mortgage Corporation
  250,000  5.00%, 01/15/04                                                                                                  232,741
                                                                                                                          ---------
   Total U.S. Government Agency Debt                                                                                        232,741
                                                                                                                          ---------
U.S. Treasury Bonds  (10.5%)
  125,000   U.S. Treasury Bond, 7.50%, 11/15/16                                                                             141,641
  150,000   U.S. Treasury Bond, 6.25%, 05/15/30                                                                             158,672
  575,000   U.S. Treasury Bond, 9.25%, 02/15/16                                                                             748,218
                                                                                                                          ---------
   Total U.S. Treasury Bonds                                                                                              1,048,531
                                                                                                                          ---------
U.S. Treasury Notes  (4.4%)
  425,000  U.S. Treasury Note, 6.50%, 02/15/10                                                                              439,875
                                                                                                                          ---------
   Total U.S. Treasury Notes                                                                                                439,875
                                                                                                                          ---------

                 See accompanying notes to financial statements.

USALLIANZ FUNDS
Fixed Income Fund

                 Schedule of Portfolio Investments, Continued
                          March 31, 2000 (Unaudited)

                                                                                                                            Market
                                                                                                                             Value
                                                                                                                             -----
   Total Investments (Cost $10,032,518) (a) -- 99.0%                                                                   $  9,923,919
   Other assets in excess of liabilities -- 1.0%                                                                             96,343
   Total Net Assets -- 100.0%                                                                                          ------------
                                                                                                                       $ 10,020,262
                                                                                                                       ============

------------

          (a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

                   Unrealized appreciation            $   42,275
                   Unrealized depreciation              (150,874)
                                                      ----------
                   Net unrealized depreciation        $ (108,599)
                                                      ==========

USALLIANZ FUNDS
Diversified Assets Fund

                        Schedule of Portfolio Investments
                           March 31, 2000 (Unaudited)

                                                                   Market
Shares                                                              Value
------                                                              -----

Common Stocks (34.4%)
Aerospace/Defense (0.8%)
        532   Cordant Technologies, Inc.                         $   30,091
        600   Honeywell International, Inc.                          31,613
        300   United Technologies Corp.                              18,956
                                                                 ----------
                                                                     80,660
                                                                 ----------
Banking/Financial Services (4.4%)
        200   American Express Co.                                   29,788
        600   Bank of America Corp.                                  31,463
      1,400   Citigroup, Inc.                                        83,037
        500   Fannie Mae                                             28,219
        980   Fleet Boston Financial Corp.                           35,770
        630   Legg Mason, Inc.                                       27,248
        252   Lehman Brothers Holdings, Inc.                         24,444
      1,040   Mellon Financial Corp.                                 30,680
        350   Merrill Lynch & Co.                                    36,750
        300   Providian Financial Corp.                              25,988
        560   State Street Corp.                                     54,249
      1,260   Wells Fargo Co.                                        51,581
                                                                 ----------
                                                                    459,217
                                                                 ----------
Beverages (0.3%)
        308   Coca-Cola Co.                                          14,457
        600   PepsiCo, Inc.                                          20,737
                                                                 ----------
                                                                     35,194
                                                                 ----------
Biotechnology (1.6%)
      1,000   Amgen, Inc.*                                           61,374
        420   Chiron Corp.*                                          20,948
        280   IDEC Pharmaceuticals Corp.*                            27,510
        840   Immunex Corp.*                                         53,288
         42   PE Corp. - Celera Genomics Group*                       3,846
                                                                 ----------
                                                                    166,966
                                                                 ----------
Chemicals (0.2%)
        406   Praxair, Inc.                                          16,900
                                                                 ----------
Computers (5.1%)
        280   America Online, Inc.*                                  18,830
      1,540   Cisco Systems, Inc.*                                  119,061
        210   Computer Sciences Corp.*                               16,616
         42   Inktomi Corp.*                                          8,190
        630   International Business Machines Corp.                  74,340
        168   InterWorld Corp.*                                       9,492
      1,200   Microsoft Corp.*                                      127,499

                 See accompanying notes to financial statements.

USALLIANZ FUNDS
Diversified Assets Fund

                 Schedule of Portfolio Investments, Continued
                          March 31, 2000 (Unaudited)

                                                                   Market
Shares                                                              Value
------                                                              -----

Common Stocks, continued
Computers, continued
      1,120  Sun Microsystems, Inc.*                          $     104,948
        700  Via Net.Works, Inc.*                                    18,594
        200  Yahoo!, Inc.*                                           34,275
                                                              -------------
                                                                    531,845
                                                              -------------
Electric Utilities (0.6%)
        800  AES Corp.*                                              63,000
                                                              -------------

Electrical Equipment (1.5%)
        600  Applied Power, Inc.                                     17,100
        910  General Electric Co.                                   141,221
                                                              -------------
                                                                    158,321
Electronics (4.4%)                                           -------------

        350  Altera Corp.*                                           31,238
      1,000  Applied Materials, Inc.*                                94,250
         56  Broadcom Corp., Class A*                                13,601
      1,120  Intel Corp.                                            147,769
        672  Lam Research Corp.*                                     30,282
        252  Micron Technology, Inc.*                                31,752
        672  Novellus Systems, Inc.*                                 37,716
        476  Texas Instruments, Inc.                                 76,160
                                                              -------------
                                                                    462,768
                                                              -------------
Health Care (0.7%)
      1,400  Medtronic, Inc.                                         72,013
                                                              -------------

Household (1.0%)
        560  Clorox Co.                                              18,200
        400  Estee Lauder Companies, Inc., Class A                   20,025
        546  Gillette Co.                                            20,577
        308  Johnson & Johnson                                       21,579
        350  Procter & Gamble Co.                                    19,688
                                                              -------------
                                                                    100,069
                                                              -------------
Insurance (0.2%)
        210  American International Group, Inc.                      22,995
                                                              -------------

Manufacturing (0.2%)
        420  Illinois Tool Works, Inc.                               23,205
                                                              -------------

Media (0.8%)
        300  Gannett Co., Inc.                                       21,113
        600  Omnicom Group                                           56,062
                                                              -------------
                                                                     77,175
                                                              -------------

                 See accompanying notes to financial statements.

USALLIANZ FUNDS
Diversified Assets Fund

                 Schedule of Portfolio Investments, Continued
                          March 31, 2000 (Unaudited)

                                                                   Market
Shares                                                              Value
------                                                              -----

Common Stocks, continued
Oil/Gas (2.5%)
        560  BP Amoco plc, ADR                                $      29,715
        800  Burlington Resources, Inc.                              29,600
      1,260  Exxon Mobil Corp.                                       98,044
        700  Petroleum Geo-Services A/S, ADR*                        12,119
        630  R & B Falcon Corp.*                                     12,403
        406  Royal Dutch Petroleum Co., ADR                          23,370
        560  Schlumberger Ltd.                                       42,840
        700  Stolt Comex Seaway SA, ADR*                              9,800
                                                              -------------
                                                                    257,891
                                                              -------------
Paper/Forest Products (0.2%)
        630  Mead Corp.                                              22,011
                                                              -------------

Pharmaceuticals (1.9%)
      2,500  Allos Therapeutics, Inc.*                               35,781
        490  Biochem Pharma, Inc.*                                   10,841
        560  Bristol-Myers Squibb Co.                                32,340
        350  Merck & Co., Inc.                                       21,744
      1,596  Pfizer, Inc.                                            58,354
        420  Schering-Plough Corp.                                   15,435
        280  Warner-Lambert Co.                                      27,300
                                                              -------------
                                                                    201,795
                                                              -------------
Retail/Wholesale (2.6%)
        980  Costco Wholesale Corp.*                                 51,511
        560  CVS Corp.                                               21,035
      1,486  Home Depot, Inc.                                        95,847
        840  McDonald's Corp.                                        31,553
        200  Target Corp.                                            14,950
      1,050  Wal-Mart Stores, Inc.                                   58,275
                                                              -------------
                                                                    273,171
                                                              -------------
Services (0.6%)
      1,148  Automatic Data Processing, Inc.                         55,391
        300  DeVry, Inc.*                                             9,150
                                                              -------------
                                                                     64,541
                                                              -------------
Telecommunications (4.6%)
      1,120  ADC Telecommunications, Inc.*                           60,340
      1,120  AT&T Corp.                                              63,000
        840  Bell Atlantic Corp.                                     51,345
        250  Intermedia Communications, Inc.*                        12,078
        900  Lucent Technologies, Inc.                               54,675
        210  Nextel Communications, Inc., Class A*                   31,133

                 See accompanying notes to financial statements.

USALLIANZ FUNDS
Diversified Assets Fund

                  Schedule of Portfolio Investments, Continued
                           March 31, 2000 (Unaudited)

 Shares
   or
Principal                                                           Market
 Amount                                                              Value
----------                                                           -----

Common Stocks, continued
Telecommunications, continued

     210  Nortel Networks Corp., ADR                          $     26,460
     600  SBC Communications, Inc.                                  25,200
   1,050  Sprint Corp.                                              66,149
     322  US West, Inc.                                             23,385
   1,050  Winstar Communications, Inc.*                             63,000
                                                              ------------
                                                                   476,765
                                                              ------------
Tobacco (0.1%)
     420  Philip Morris Cos., Inc.                                   8,873
                                                              ------------

Travel/Entertainment (0.1%)
     308  Carnival Corp.                                             7,642
                                                              ------------
   Total Common Stocks                                           3,583,017
                                                              ------------

Corporate Bonds (31.6%)
Autos (4.2%)
$200,000  Delphi Automotive Systems Corp., 6.125%, 05/01/04        187,136
 250,000  Ford Motor Co., 9.00%, 09/15/01                          255,558
                                                              ------------
                                                                   442,694
                                                              ------------
Banking/Financial Services (11.1%)
 250,000  Associates Corp., 6.75%, 07/15/01                        248,194
 250,000  Bank of America Corp., 6.625%, 06/15/04                  242,857
 200,000  Chase Manhattan Corp., 6.375%, 04/01/08                  186,179
 250,000  Household Finance Corp., 6.50%, 11/15/08                 230,150
 250,000  KFW International Finance, 7.125%, 02/15/05              249,646
                                                              ------------
                                                                 1,157,026
                                                              ------------
Beverages (2.3%)
 250,000  Diageo Capital plc, 6.625%, 06/24/04                     243,665
                                                              ------------

Electric Utilities (2.2%)
 250,000  Virginia Electric & Power Co., 5.73%, 11/25/08           225,246
                                                              ------------

Insurance (2.3%)
 250,000  Hartford Life, Inc., 6.90%, 06/15/04                     243,859
                                                              ------------

Oil/Gas (2.4%)
 250,000  Enron Corp., 6.45%, 11/15/01                             245,275
                                                              ------------

Retail/Wholesale  (2.4%)
 250,000  Wal-Mart Stores, Inc., 7.50%, 05/15/04                   253,916
                                                              ------------

                 See accompanying notes to financial statements.

USALLIANZ FUNDS

Diversified Assets Fund

                  Schedule of Portfolio Investments, Continued

                           March 31, 2000 (Unaudited)

Principal                                                          Market
 Amount                                                             Value
----------                                                         ------

Corporate Bonds, continued
Telecommunications (2.3%)
$250,000 AT&T Corp., 5.625%, 03/15/04                         $    235,426
                                                              ------------

Transportation (2.4%)
 250,000 CSX Corp., 7.00%, 09/15/02                                246,025
                                                              ------------
   Total Corporate Bonds                                         3,293,132
                                                              ------------

Asset Backed Securities (4.0%)
 250,000 Discover Card Master Trust, 6.20%, 05/16/06               242,475
 180,000 Fleet Credit Card Master Trust, 6.00%, 11/15/05           174,854
                                                              ------------
   Total Asset Backed Securities                                   417,329
                                                              ------------

Money Market Mutual Funds (3.7%)
 390,558 Valiant Sweep Account                                     390,558
                                                              ------------
   Total Money Market Mutual Funds                                 390,558
                                                              ------------

Foreign Government Bonds (2.4%)
 250,000 Ontario (Province of), 7.625%, 06/22/04                   253,258
                                                              ------------
   Total Foreign Government Bonds                                  253,258
                                                              ------------

U.S. Treasury Notes (10.4%)
 500,000 U.S. Treasury Note, 5.875%, 11/15/04                      490,937
 200,000 U.S. Treasury Note, 6.50%, 08/15/05                       201,250
 100,000 U.S. Treasury Note, 6.375%, 01/31/02                       99,750
 200,000 U.S. Treasury Note, 5.875%, 10/31/01                      197,938
 100,000 U.S. Treasury Note, 6.25% 02/28/02                         99,469
                                                              ------------
   Total U.S. Treasury Notes                                     1,089,344
                                                              ------------

U.S. Government Agency Mortgages (8.3%)
Federal Home Loan Bank
 400,000 6.05%, 04/03/00                                           400,000
                                                              ------------
Federal National Mortgage Association

 497,818 Pool #447135, 6.50%, 11/01/29                             466,926
                                                              ------------
   Total U.S. Government Agency Mortgages                          866,926
                                                              ------------

U.S. Government Agency Debt (5.1%)
Federal Home Loan Mortgage Corporation
 300,000 5.73%, 04/11/00                                           299,513
 250,000 5.00%, 01/15/04                                           232,741
                                                              ------------
   Total U.S. Government Agency Debt                               532,254
                                                              ------------

                 See accompanying notes to financial statements.

USALLIANZ FUNDS
Diversified Assets Fund

                  Schedule of Portfolio Investments, Continued
                           March 31, 2000 (Unaudited)

                                                                   Market
                                                                    Value
                                                                   ------

   Total Investments (Cost $10,020,905) (a) -- 99.9%            $10,425,818
   Other assets in excess of liabilities -- 0.1%                      7,512
                                                                -----------
   Total Net Assets -- 100.0%                                   $10,433,330
                                                                ===========

------------

    * Non-income producing security.

    ADR--American Depository Receipt.

    (a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation as follows:

         Unrealized appreciation            $ 669,478
         Unrealized depreciation             (264,565)
                                            ---------
         Net unrealized appreciation        $ 404,913
                                            =========

                 See accompanying notes to financial statements.

USALLIANZ FUNDS
Money Market Fund

                       Schedule of portfolio Investments
                          March 31, 2000 (unaudited)

Principal                                                          Market
 Amount                                                            Value
---------                                                          ------

Commercial Paper (92.5%)
Banking/Financial Services  (22.1%)
$400,000 Henkel, Inc., 6.08%, 05/30/00                         $   396,014
 400,000 Preferred Receivables Funding, 5.96%, 04/20/00            398,742
 250,000 SLM Holding Corp., 5.87%, 04/20/00                        249,225
 400,000 Union Bank of Switzerland, 5.82%, 04/06/00                399,677
 400,000 USAA Capital Corp., 5.76%, 04/20/00                       398,784
 400,000 Westpac Capital Corp., 5.85%, 04/06/00                    399,675
                                                               -----------
                                                                 2,242,117

Beverages (7.8%)
 400,000 Brown-Forman Corp., 5.81%, 04/10/00                       399,419
 400,000 Diageo Capital plc, 5.79%, 04/17/00                       398,971
                                                               -----------
                                                                   798,390
                                                               -----------
Building (3.9%)
 400,000 Ciesco LP, 5.83%, 04/11/00                                399,352
                                                               -----------
 Energy (3.9%)
 400,000 Equitable Resources, Inc., 5.95%, 04/18/00                398,876
                                                               -----------
Food (3.9%)
 400,000 H.J. Heinz Co., 6.03%, 05/16/00                           396,985
                                                               -----------
Health Care (3.9%)
 400,000 Becton, Dickinson & Co., 6.05%, 05/11/00                  397,311
                                                               -----------
Household (11.8%)
 400,000 Colgate-Palmolive Co., 6.00%, 04/28/00                    398,200
 400,000 Gillette Co., 6.01%, 04/27/00                             398,264
 400,000 Procter & Gamble Co., 5.80%, 04/20/00                     398,775
                                                               -----------
                                                                 1,195,239
                                                               -----------
Insurance (3.9%)
 400,000 St. Paul Companies, Inc., 6.02%, 05/01/00                 397,993
                                                               -----------
Manufacturing (3.9%)
 400,000 Snap-on, Inc., 6.06%, 04/17/00                            398,923
                                                               -----------
Media (7.8%)
 400,000 McGraw-Hill Cos., Inc., 6.00%, 04/28/00                   398,200
 400,000 Washington Post Co., 5.82%, 04/12/00                      399,289
                                                               -----------
                                                                   797,489
                                                               -----------
Retail/Wholesale (7.9%)
 400,000 Gap, Inc., 5.83%, 04/18/00                                398,899

                See accompanying notes to financial statements.

USALLIANZ FUNDS
Money Market Fund

                  Schedule Of Portfolio Investments, Continued
                           March 31, 2000 (Unaudited)

Principal                                                         Market
 Amount                                                           Value
-------                                                           -----

Commercial Paper, continued
Retail, continued
$400,000 NIKE, Inc., 5.87%, 04/03/00                           $   399,869
                                                               -----------
                                                                   798,768
                                                               -----------
Services (7.8%)
 400,000 Shell Deer Park Cogeneration, 5.85%, 04/04/00             399,805
 400,000 United Postal Service, 6.10%, 06/01/00                    395,866
                                                               -----------
                                                                   795,671
                                                               -----------
Telecommunications (3.9%)
 400,000 Bell Atlantic Corp., 5.84%, 04/11/00                      399,351
                                                               -----------
 Total Commercial Paper                                          9,416,465
                                                               -----------

Corporate Bonds (3.9%)
Banking/Financial Services (3.9%)
 400,000 Associates Credit Corp., 5.60%, 01/15/01                  397,249
                                                               -----------
 Total Corporate Bonds                                             397,249
                                                               -----------
Money Market Mutual Funds (4.0%)
 412,084 Valiant Sweep Account                                     412,084
                                                               -----------
 Total Money Market Mutual Funds                                   412,084
                                                               -----------

 Total Investments (Cost $10,225,798) (a) -- 100.4%             10,225,798
 Liabilities in excess of other assets -- (0.4%)                   (42,478)
                                                               -----------
 Total Net Assets -- 100.0%                                    $10,183,320
                                                               ===========
------------
(a)  Also represents cost for federal tax purposes.

                See accompanying notes to financial statements.

USALLIANZ FUNDS
Global Opportunities Fund

                 Schedule of Portfolio Investments, Continued
                          March 31, 2000 (Unaudited)

                                                                        Market
Shares                                                                  Value
------                                                                  -----

Common Stocks (97.7%)
Canada (1.4%)
Telecommunications (1.4%)
   1,320 Nortel Networks Corp.                                      $   165,565
                                                                        -------

Finland (3.8%)
Telecommunications (3.8%)
   1,430 Nokia Oyj                                                      302,401
   2,200 Sonera Oyj                                                     150,095
                                                                        -------
                                                                        452,496
                                                                        -------
France (7.8%)
Banking/Financial Services (1.2%)
   1,760 Banque Nationale de Paris                                      138,938
                                                                        -------

Building (0.4%)
     550 Lafarge SA                                                      46,892
                                                                         ------

Electronics (1.9%)
   1,210 STMicroelectronics NV                                          222,301
                                                                        -------

Insurance (0.9%)
     770 Axa                                                            109,119
                                                                        -------

Oil/Gas (2.3%)
   1,870 Total Fina Elf SA                                              280,034
                                                                        -------

Services (1.1%)
   1,100 Vivendi                                                        126,834
                                                                        -------
                                                                        924,118
                                                                        -------
Germany (2.1%)
Computers (1.0%)
     220 SAP AG                                                         123,360
                                                                        -------
Electronics (1.1%)
   2,200 Infineon Technologies AG, ADR*                                 126,363
                                                                        -------
                                                                        249,723
                                                                        -------
Hong Kong (1.6%)
Building (0.8%)
  88,000 New World Infrastructure, Ltd.*                                 94,934
                                                                         ------

Real Estate Assets (0.8%)
   6,600 Cheung Kong (Holdings), Ltd.                                    98,747
                                                                         ------
                                                                        193,681
                                                                        -------
                See accompanying notes to financial statements.

USALLIANZ FUNDS
Global Opportunities Fund

                 Schedule of Portfolio Investments, Continued
                          March 31, 2000 (Unaudited)

                                                                        Market
Shares                                                                  Value
------                                                                  -----

Common Stocks, continued
Japan (9.0%)

Banking/Financial Services (1.4%)
  11,000 The Asahi Bank, Ltd.                                     $      61,668
   7,500 The Bank of Tokyo-Mitsubishi, Ltd.                             107,274
                                                                        -------
                                                                        168,942
                                                                        -------

Chemicals (1.6%)
   3,200 Shin-Etsu Chemical Co.                                         194,374
                                                                        -------

Computers (0.8%)
   3,000 Fujitsu, Ltd.                                                   92,137
                                                                        -------
Electronics (3.5%)
   8,400 Minebea Co., Ltd.                                              111,792
   1,560 Sony Corp.                                                     220,542
     500 Tokyo Electron, Ltd.                                            75,562
                                                                        -------
                                                                        407,896
                                                                        -------

Telecommunications (1.7%)
       5  NTT Mobile Communications, Inc.                               205,236
                                                                        -------
                                                                      1,068,585
                                                                      ---------

Netherlands (3.8%)
Banking/Financial Services (1.4%)
   2,970 Fortis (NL) NV                                                  76,021
   1,650 ING Groep NV                                                    89,363
                                                                         ------
                                                                        165,384
                                                                        -------

Computers (1.0%)
   1,430 Equant NV*                                                     118,634
                                                                        -------

Food (0.5%)
   1,100 Unilever NV                                                     54,260
                                                                         ------

Telecommunications (0.9%)
     660 Koninklijke (Royal) Philips Electronics NV                     110,898
                                                                        -------
                                                                        449,176
                                                                        -------
Singapore (0.6%)
Media (0.6%)
   4,510 Singapore Press Holdings                                        71,980
                                                                         ------

South Korea (1.7%)
Electronics (1.7%)
   1,100 Samsung Electronics                                            196,295
                                                                        -------

                See accompanying notes to financial statements.

USALLIANZ FUNDS
Global Opportunities Fund

                 Schedule of Portfolio Investments, Continued
                          March 31, 2000 (Unaudited)

                                                                        Market
Shares                                                                  Value
------                                                                  -----

Common Stocks, continued
Spain (1.8%)
Telecommunications (1.8%)
   8,424 Telefonica SA*                                             $   212,803
                                                                        -------
Switzerland (1.2%)
Pharmaceuticals (1.2%)
      13 Roche Holding AG                                               141,204
                                                                        -------

United Kingdom (11.3%)
Aerospace/Defense (0.8%)
  16,500 British Aerospace plc                                           92,655
                                                                         ------

Banking/Financial Services (0.8%)
   8,800 Lloyds TSB Group plc                                            93,146
                                                                         ------

Electric Utilities (0.6%)
   9,460 Scottish Power plc                                              76,741
                                                                         ------

Food (0.8%)
  27,500 Tesco plc                                                       92,129
                                                                         ------

Insurance (0.6%)
   6,380 Allied Zurich plc                                               69,770
                                                                         ------

Manufacturing (0.9%)
  23,100 Invensys plc                                                   103,000
                                                                        -------

Pharmaceuticals (0.8%)
   3,190 Glaxo Wellcome plc                                              91,348
                                                                         ------

Retail/Wholesale (0.4%)
  11,168 New Dixons Group plc                                            51,398
                                                                         ------

Services (0.6%)
  11,000 Hays plc                                                        71,860
                                                                         ------

Telecommunications (5.0%)
   6,600 British Telecom plc                                            123,505
   2,200 Colt Telecom Group plc*                                        106,694
  64,861 Vodafone AirTouch plc                                          360,603
                                                                        -------
                                                                        590,802
                                                                        -------
                                                                      1,332,849
                                                                      ---------

                See accompanying notes to financial statements.

USALLIANZ FUNDS
Global Opportunities Fund

                 Schedule of Portfolio Investments, Continued
                          March 31, 2000 (Unaudited)

                                                                        Market
Shares                                                                  Value
------                                                                  -----
Common Stocks, continued
United States (51.6%)
Aerospace/Defense (1.8%)
   1,650 Cordant Technologies, Inc.                                    $  93,328
   2,200 Honeywell International, Inc.                                   115,913
                                                                         -------
                                                                         209,241
                                                                         -------

Banking/Financial Services (4.0%)
   3,630 Citigroup, Inc.                                                 215,305
     990 Merrill Lynch & Co.                                             103,950
   3,850 Wells Fargo Co.                                                 157,609
                                                                         -------
                                                                         476,864
                                                                         -------

Beverages (0.5%)
   1,650 PepsiCo, Inc.                                                    57,028
                                                                          ------

Biotechnology (1.1%)
   2,200 Amgen, Inc.*                                                    135,025
                                                                         -------

Computers (10.7%)
   4,400 Cisco Systems, Inc.*                                            340,175
   1,320 International Business Machines Corp.                           155,760
   2,420 Microsoft Corp.*                                                257,125
   3,300 Sun Microsystems, Inc.*                                         309,220
     880 TDK Corp., ADR                                                  115,720
     550 Yahoo!, Inc.*                                                    94,256
                                                                          ------
                                                                       1,272,256
                                                                       ---------

Electric Utilities (1.5%)
   2,200 AES Corp.*                                                      173,250
                                                                         -------

Electrical Equipment (2.2%)
   1,650 General Electric Co.                                            256,059
                                                                         -------

Electronics (7.0%)
   1,540 Applied Materials, Inc.*                                        145,145
   1,540 Intel Corp.                                                     203,184
   2,200 Novellus Systems, Inc.*                                         123,475
   2,200 Texas Instruments, Inc.                                         352,000
                                                                         -------
                                                                         823,804
                                                                         -------
Health Care (1.2%)
   2,750 Medtronic, Inc.                                                 141,453
                                                                         -------

                See accompanying notes to financial statements.

USALLIANZ FUNDS
Global Opportunities Fund

                 Schedule of Portfolio Investments, Continued
                          March 31, 2000 (Unaudited)

                                                                       Market
Shares                                                                 Value
------                                                                 -----

Common Stocks, continued
United States, continued
Media (1.3%)
   1,650 Omnicom Group                                             $   154,172
                                                                     ---------
Oil/Gas (2.4%)
   2,200 Burlington Resources, Inc.                                     81,400
   1,430 Exxon Mobil Corp.                                             111,272
   1,650 Royal Dutch Petroleum Co., ADR                                 94,978
                                                                        ------
                                                                       287,650
                                                                       -------

Pharmaceuticals (2.4%)
   2,860 Schering-Plough Corp.                                         105,105
   1,870 Warner-Lambert Co.                                            182,325
                                                                       -------
                                                                       287,430
                                                                       -------

Retail/Wholesale (5.5%)
   3,850 Costco Wholesale Corp.*                                       202,366
   3,850 Home Depot, Inc.                                              248,324
   2,090 McDonald's Corp.                                               78,506
   2,200 Wal-Mart Stores, Inc.                                         122,100
                                                                       -------
                                                                       651,296
                                                                       -------

Services (1.6%)
   3,850 Automatic Data Processing, Inc.                               185,763
                                                                       -------

Telecommunications (8.4%)
   3,300 ADC Telecommunications, Inc.*                                 177,787
   2,640 AT&T Corp.                                                    148,500
   2,090 Bell Atlantic Corp.                                           127,751
   1,650 Ericsson (LM), ADR                                            154,791
   1,650 MCI Worldcom, Inc.*                                            74,766
   2,640 Sprint Corp.                                                  166,320
   2,475 Winstar Communications, Inc.*                                 148,500
                                                                       -------
                                                                       998,415
                                                                       -------
                                                                     6,109,706
                                                                     ---------
   Total Common Stocks (Cost $10,001,153) -- 97.7%                  11,568,181
                                                                    ----------

Money Market Mutual Funds (1.6%)
 195,017 Valiant Sweep Account                                         195,017
                                                                       -------
   Total Money Market Mutual Funds                                     195,017
                                                                       -------


   Total Investments (Cost $10,196,170) (a) -- 99.3%                11,763,198
   Other assets in excess of liabilities -- 0.7%                        79,134
                                                                        ------
   Total Net Assets -- 100.0%                                      $11,842,332
                                                                   ===========

                See accompanying notes to financial statements.

USALLIANZ FUNDS
Global Opportunities Fund

                 Schedule of Portfolio Investments, Continued
                          March 31, 2000 (Unaudited)

------------


    * Non-income producing security.

    ADR-American Depository Receipt.

    (a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

         Unrealized appreciation            $1,967,584
         Unrealized depreciation              (400,556)
                                             ---------
         Net unrealized appreciation        $1,567,028
                                            ==========

                See accompanying notes to financial statements.

  USALLIANZ FUNDS

                     Statements of Assets and Liabilities
                          March 31, 2000 (Unaudited)

                                                                              Fixed      Diversified    Money         Global
                                                                Growth       Income         Assets      Market     Opportunities
                                                                 Fund          Fund          Fund        Fund          Fund
                                                             ------------  -----------  -----------  -----------  -------------
                            ASSETS
Investments, at value (cost $10,115,142, $10,032,518,
   $10,020,905, $10,225,798, $10,196,170)                    $ 11,705,634  $ 9,923,919  $10,425,818  $10,225,798  $11,763,198
Cash                                                                    -            -            -            -       56,224
Dividends and interest receivable                                   7,802      123,899       96,569        6,396       12,222
Receivable for investments sold                                     9,813            -        7,851            -           76
Receivable from Investment Adviser                                 29,582       31,365       29,780       22,836       23,909
Other assets                                                       11,969       14,240       13,315        5,289       14,925
                                                             ------------  -----------  -----------  -----------  -----------
    Total Assets                                               11,764,800   10,093,423   10,573,333   10,260,319   11,870,554
                                                             ------------  -----------  -----------  -----------  -----------
                         LIABILITIES
Income payable                                                          -       49,737       94,931       45,717            -
Securities purchased payable                                       97,736            -       20,025            -            -
Administration fees payable                                        21,766       17,639       21,029       27,615       24,387
Custody fees payable                                                3,584        3,316        3,561        3,561        3,808
Distribution fees payable                                              27           23           25           10           27
Other accrued liabilities                                              64        2,446          432           96            -
                                                             ------------  -----------  -----------  -----------  -----------
    Total Liabilities                                             123,177       73,161      140,003       76,999       28,222
                                                             ------------  -----------  -----------  -----------  -----------
NET ASSETS                                                   $ 11,641,623  $10,020,262  $10,433,330  $10,183,320  $11,842,332
                                                             ============  ===========  ===========  ===========  ===========
                    NET ASSETS CONSIST OF
Capital                                                      $ 10,020,200  $10,201,001  $10,073,097  $10,183,360  $10,020,000
Accumulated undistributed net investment income/(loss)             (5,800)           -          111            -      (28,691)
Accumulated net realized gain/(loss)                               36,731      (72,140)     (44,791)         (40)     283,946
Net unrealized appreciation/(depreciation) on investments       1,590,492     (108,599)     404,913            -    1,567,077
                                                             ------------  -----------  -----------  -----------  -----------
    TOTAL NET ASSETS                                         $ 11,641,623  $10,020,262  $10,433,330  $10,183,320  $11,842,332
                                                             ============  ===========  ===========  ===========  ===========
Shares of beneficial interest outstanding
    (unlimited shares authorized)
    A Shares                                                          500          509          502       10,153          500
    B Shares                                                          500          507          502            -          500
    Y Shares                                                    1,001,018    1,019,594    1,006,222   10,169,029    1,001,000
Net Asset Value
    A Shares - redemption price per share                    $      11.61  $      9.82  $     10.36  $      1.00  $     11.81
    B Shares - offering price per share*                            11.57         9.82        10.36            -        11.77
    Y Shares                                                        11.62         9.82        10.36         1.00        11.82

Maximum Sales Charge - A Shares                                      5.75%        4.75%        5.75%           -         5.75%
Maximum Offering Price
    (100%/(100% - Maximum sales charge)
    of net asset value adjusted to nearest cent)
    per share (A Shares)                                     $      12.31  $     10.31  $     10.99  $      1.00  $     12.53

---------
  * Redemption price per share varies by length of time shares are held.

22                   See accompanying notes to financial statements.

USALLIANZ FUNDS

                           Statements of Operations
              For the Period Ended March 31, 2000 (Unaudited) (a)

                                                                           Fixed    Diversified      Money         Global
                                                              Growth       Income      Assets        Market     Opportunities
                                                               Fund         Fund        Fund          Fund          Fund
                                                           ----------   ----------   ----------   ----------   -------------
Investment Income:
Dividends (Net of foreign withholding                      $   37,567   $    8,515   $   15,977   $    6,420   $    29,225
   tax of $0, $0, $0, $0, $1,830)
Interest                                                          565      253,317      170,347      227,731        11,221
                                                           ----------   ----------   ----------   ----------   -----------
      Total Investment Income                                  38,132      261,832      186,324      234,151        40,446
                                                           ----------   ----------   ----------   ----------   -----------
Expenses:

Investment Advisory fees                                       31,592       19,312       21,956       13,923        40,942
Administration fees                                            70,829       66,702       70,092       62,525        73,450
Distribution fees
      Class A                                                       6            4            5           10             6
      Class B                                                      21           19           20            -            21
Custodian fees                                                  3,584        3,316        3,561        3,561         3,808
Fund Accounting fees                                            1,334        3,961        2,950        1,365         1,760
State Registration fees                                        20,905       20,403       20,712       17,054        19,915
Legal fees                                                      6,032        4,959        5,331        5,657         5,770
Offering fees                                                   5,224        4,611        4,847        5,259         5,050
Audit fees                                                      2,124        2,075        2,106        2,327         2,024
Printing fees                                                     845          694          746          792           808
Other expenses                                                  8,931        8,158        8,571        9,121         8,516
                                                           ----------   ----------   ----------   ----------   -----------
      Total expenses before waivers/reimbursements            151,427      134,214      140,897      121,594       162,070
      Less expenses waived/reimbursed                        (107,756)    (103,107)    (102,722)     (96,522)      (92,933)
                                                           ----------   ----------   ----------   ----------   -----------
      Total Net Expenses                                       43,671       31,107       38,175       25,072        69,137
                                                           ----------   ----------   ----------   ----------   -----------
Net Investment Income                                          (5,539)     230,725      148,149      209,079       (28,691)
                                                            ---------   ----------   ----------   ----------   -----------
Net realized gain/(loss) on investments                        36,731      (72,140)     (44,791)         (40)      283,946
Net change in unrealized appreciation/(depreciation)
   on investments                                           1,590,492     (108,599)     404,913            -     1,567,077
                                                           ----------   ----------   ----------   ----------   -----------
Net realized and unrealized gain/(loss) on investments      1,627,223     (180,739)     360,122          (40)    1,851,023
                                                           ----------   ----------   ----------   ----------   -----------
Net increase/(decrease) in net assets resulting
   from operations                                         $1,621,684   $   49,986   $  508,271    $ 209,039   $ 1,822,332
                                                           ==========   ==========   ==========   ==========   ===========

-----------
(a)  From commencement of operations on November 9, 1999 to March 31, 2000.

                     See accompanying notes to financial statements.          23

USALLIANZ FUNDS

                      Statements of Changes in Net Assets

                                                                                 Fixed               Diversified
                                                       Growth                   Income                 Assets
                                                        Fund                     Fund                   Fund
                                                ------------------       -----------------       ------------------
                                                   Period Ended             Period Ended            Period Ended
                                                March 31, 2000 (a)       March 31, 2000 (a)      March 31, 2000 (a)
                                                    (Unaudited)              (Unaudited)              (Unaudited)
                                                ------------------       -----------------       ------------------
Operations:
   Net investment income                        $     (5,539)            $     230,725           $       148,149
   Net realized gain/(loss) on investments            36,731                   (72,140)                  (44,791)
   Net change in unrealized
     appreciation/(depreciation) on
     investments                                   1,590,492                  (108,599)                  404,913
                                                ------------             -------------           ---------------
   Net increase/(decrease) in net assets
     resulting from operations                     1,621,684                    49,986                   508,271
                                                ------------             -------------           ---------------
Distributions to Shareholders From:
   Net investment income

         Class A                                           -                      (111)                      (69)
         Class B                                           -                       (95)                      (54)
         Class Y                                        (261)                 (230,519)                 (147,915)
                                                ------------             -------------           ---------------
     Net decrease in net assets resulting
       from distributions                               (261)                 (230,725)                 (148,038)
                                                ------------             -------------           ---------------
Shares of Beneficial Interest:
   Proceeds from shares issued

         Class A                                       5,000                     5,000                     5,000
         Class B                                       5,000                     5,000                     5,000
         Class Y                                  10,010,000                10,010,000                10,010,000
                                                ------------             -------------           ---------------

                                                  10,020,000                10,020,000                10,020,000
                                                ------------             -------------           ---------------
Proceeds from dividends reinvested
         Class A                                           -                        87                        25
         Class B                                           -                        75                        19
         Class Y                                         200                   180,839                    53,053
                                                ------------             -------------           ---------------
                                                         200                   181,001                    53,097
                                                ------------             -------------           ---------------
     Net increase in net assets from shares
       of beneficial interest                     10,020,200                10,201,001                10,073,097
                                                ------------             -------------           ---------------
Total increase in net assets                      11,641,623                10,020,262                10,433,330
Net Assets
   Beginning of period                                     -                         -                         -
                                                ------------             -------------           ---------------
   End of period                                $ 11,641,623             $  10,020,262           $    10,433,330
                                                ============             =============           ===============

                                                         Money                  Global
                                                        Market               Opportunities
                                                         Fund                    Fund
                                                  ------------------      -------------------
                                                     Period Ended            Period Ended
                                                  March 31, 2000 (a)      March 31, 2000 (a)
                                                       (Unaudited)             (Unaudited)
                                                  ------------------      -------------------
Operations:
   Net investment income                          $    209,079            $      (28,691)
   Net realized gain/(loss) on investments                 (40)                  283,946
   Net change in unrealized
     appreciation/(depreciation) on
     investments                                             -                 1,567,077
                                                  ------------            --------------
   Net increase/(decrease) in net assets
     resulting from operations                         209,039                 1,822,332
                                                  ------------            --------------
Distributions to Shareholders From:
   Net investment income

         Class A                                          (199)                        -
         Class B                                             -                         -
         Class Y                                      (208,880)                        -
                                                  ------------            --------------
     Net decrease in net assets resulting
       from distributions                             (209,079)                        -
                                                  ------------           ---------------
Shares of Beneficial Interest:
   Proceeds from shares issued

         Class A                                        10,000                     5,000
         Class B                                             -                     5,000
         Class Y                                    10,010,000                10,010,000
                                                  ------------            --------------
                                                    10,020,000                10,020,000
                                                  ------------            --------------
Proceeds from dividends reinvested
         Class A                                           156                         -
         Class B                                             -                         -
         Class Y                                       163,204                         -
                                                   -----------            --------------
                                                       163,360                         -
                                                  ------------            --------------
     Net increase in net assets from shares
       of beneficial interest                       10,183,360                10,020,000
                                                  ------------            --------------
Total increase in net assets                        10,183,320                11,842,332
Net Assets
   Beginning of period                                       -                         -
                                                  ------------           ---------------
   End of period                                  $ 10,183,320           $    11,842,332
                                                  ============           ===============


-----------
(a)  From commencement of operations on November 9, 1999 to March 31, 2000.

24              See accompanying notes to financial statements.

USALLIANZ FUNDS

                         Notes to Financial Statements
                           March 31, 2000 (Unaudited)

1. Organization. The USAllianz Funds (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of five series, the Growth Fund, the Fixed Income Fund, the Diversified Assets Fund, the Money Market Fund and the Global Opportunities Fund (collectively the "Funds" and individually a "Fund"). The Trust is authorized to issue an unlimited number of shares. Currently, the Funds are authorized to issue three classes of shares, Class Y Shares, Class A Shares, and Class B shares (except for the Money Market Fund which currently does not offer Class B Shares).

2. Significant Accounting Policies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. These persons may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations.

Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or after the ex-date as the Fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Organizational Expenses

All costs incurred by the Trust in connection with the organization of the Fund and the initial public offering of shares of the Funds, principally professional fees and printing, were paid on behalf of the Trust by Allianz of America, Inc.

USALLIANZ FUNDS

                           March 31, 2000 (Unaudited)

3. Management, Administration, Fund Accounting Agreements. Allianz of America, Inc., (the "Investment Adviser") provides advisory and management services to the Funds under separate management contracts. The Investment Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.75% for the Growth Fund, 0.50% for the Fixed Income Fund, 0.55% for the Diversified Assets Fund, 0.35% for the Money Market Fund and 0.95% for the Global Opportunities Fund of each Fund's average net assets. The Investment Adviser has voluntarily agreed to waive fees and reimburse the Funds to limit the annual expenses to 1.03% for the Growth Fund, 0.80% for the Fixed Income Fund, 0.95% for the Diversified Assets Fund, 0.63% for the Money Market Fund and 1.60% for the Global Opportunities Fund of each Fund's average net assets. This includes the management fee but excludes the Distribution fees. For the period ended March 31, 2000, the amount of such waivers totaled $31,592, $19,312, $21,956, $13,923 and $40,942 for the Growth Fund, the Fixed Income Fund, the Diversified Assets Fund, the Money Market Fund and the Global Opportunities Fund, respectively. For the period ended March 31, 2000, the amount of such reimbursements totaled $76,164, $83,795, $80,766, $82,599 and $51,991 for the
Growth Fund, the Fixed Income Fund, the Diversified Assets Fund, the Money Market Fund and the Global Opportunities Fund, respectively.

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, and is reimbursed for certain out-of pocket expenses incurred. The amount of such payments totaled $70,829, $66,702, $70,092, $62,525 and $73,450 for the Growth Fund, the Fixed Income Fund, the Diversified Assets Fund, the Money Market Fund and the Global Opportunities Fund, respectively.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders. Class A shares are subject to an annual distribution and servicing rate not to exceed 0.25% of the Fund's average daily net assets. Class B shares are subject to an annual distribution and servicing rate not to exceed 1.00% of the Fund's average daily net assets. For the period ending March 31, 2000, the amount of such payments totaled $27, $23, $25, $10 and $27 for the Growth Fund, the Fixed Income Fund, the Diversified Assets Fund, the Money Market Fund and the Global Opportunities Fund, respectively.


5. Security Purchases and Sales. For the period ended March 31, 2000, purchases and sales of securities (excluding short-term securities) were as follows:

                                  Purchases                      Sales
                               ------------------             ----------------
Growth Fund                       $11,311,653                   $1,554,139
Fixed Income Fund                   1,324,061                    1,750,384
Diversified Assets Fund             2,098,708                    1,963,894
Global Opportunities Fund           5,765,247                    5,937,274

6. Trustee Fees. The unaffiliated Trustees of the Trust each receive a $2,000 meeting fee for each meeting of the Trustees of the Trust attended and receive reimbursement of out-of-pocket expenses incurred in connection with attendance at such meetings.

USALLIANZ FUNDS

                           March 31, 2000 (Unaudited)

7. Sales and Redemptions of Shares. Transactions in shares of beneficial interest were as follows:

                                                                Period Ended March 31, 2000 (a)
                                                --------------------------------------------------------------
                                                               Fixed    Diversified    Money        Global
                                                   Growth     Income      Assets       Market    Opportunities
                                                    Fund       Fund        Fund         Fund         Fund
                                                --------------------------------------------------------------
Shares Sold
   Class A                                              500        500          500      10,000            500
   Class B                                              500        500          500           -            500
   Class Y                                        1,001,000  1,001,000    1,001,000  10,010,000      1,001,000
                                                --------------------------------------------------------------
                                                  1,002,000  1,002,000    1,002,000  10,020,000     10,002,000
                                                --------------------------------------------------------------
Issued upon reinvestment of distributions
   Class A                                                -          9            2         153              -
   Class B                                                -          7            2           -              -
   Class Y                                               18     18,594        5,222     159,029              -
                                                --------------------------------------------------------------
                                                         18     18,610        5,226     159,182              -
                                                --------------------------------------------------------------
Net increase
   Class A                                              500        509          502      10,153            500
   Class B                                              500        507          502           -            500
   Class Y                                        1,001,018  1,019,594    1,006,222  10,169,029      1,001,000
                                                --------------------------------------------------------------
                                                  1,002,018  1,020,610    1,007,226  10,179,182      1,002,000
                                                ==============================================================

(a)  From commencement of operations on November 9, 1999 to March 31, 2000.

USALLIANZ FUNDS

                                                      Financial Highlights

                                                            Growth Fund              Growth Fund                Growth Fund
                                                              Class A                  Class B                    Class Y
                                                        ---------------------    ---------------------      ---------------------
                                                            Period Ended             Period Ended              Period Ended
                                                          March 31, 2000 (a)       March 31, 2000 (a)        March 31, 2000 (a)
                                                             (Unaudited)              (Unaudited)                (Unaudited)
                                                        ---------------------    ---------------------      ---------------------
Net Asset Value, Beginning of Period                        $  10.00                  $  10.00                    $  10.00
                                                        ------------             -------------              --------------
Income from Investment Operations:
     Net investment loss                                       (0.01)                    (0.01)                      (0.01)
     Net realized and unrealized gain on investments            1.62                      1.58                        1.63
                                                        ------------             -------------              --------------
       Total from Investment Operations                         1.61                      1.57                        1.62
                                                        ------------             -------------              --------------
Distributions to shareholders from:

     Net investment income                                         -                         -                           - *
     Net realized gain on investments                              -                         -                           -
                                                        ------------             -------------              --------------
       Total Distributions to Shareholders                         -                         -                           -
                                                        ------------             -------------              --------------
Net Asset Value, End of Period                              $  11.61                  $  11.57                    $  11.62
                                                        ============             =============              ==============
Total Return (excludes sales charge)                           16.10% **                 15.70% **                   16.20% **

Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)                             $      6                  $      6                    $ 11,630
Net investment loss before waivers/reimbursements              (2.89%)***                (3.65%)***                  (2.67%)***
Net investment loss net of waivers/reimbursements              (0.38%)***                (1.14%)***                  (0.13%)***
Expenses before waivers/reimbursements                          3.79% ***                 4.50% ***                   3.57% ***
Expenses net of waivers/reimbursements                          1.28% ***                 2.03% ***                   1.03% ***
Portfolio turnover rate                                        14.88%                    14.88%                      14.88%

                                                                Fixed Income              Fixed Income              Fixed Income
                                                                   Fund                      Fund                      Fund
                                                                  Class A                   Class B                   Class Y
                                                           -------------------       --------------------     -------------------
                                                               Period Ended              Period Ended             Period Ended
                                                            March 31, 2000 (a)         March 31, 2000 (a)       March 31, 2000 (a)
                                                                (Unaudited)               (Unaudited)             (Unaudited)
                                                           -------------------       --------------------     -------------------
Net Asset Value, Beginning of Period                             $  10.00                  $  10.00                 $  10.00
                                                           --------------            --------------           --------------
Income from Investment Operations:
     Net investment income                                           0.22                      0.19                     0.23
     Net realized and unrealized loss on investments                (0.18)                    (0.18)                   (0.18)
                                                           --------------            --------------           --------------
       Total from Investment Operations                              0.04                      0.01                     0.05
                                                           --------------            --------------           --------------
Distributions to shareholders from:
     Net investment income                                          (0.22)                    (0.19)                   (0.23)
                                                           --------------            --------------           --------------
       Total Distributions to Shareholders                          (0.22)                    (0.19)                   (0.23)
                                                           --------------            --------------           --------------
Net Asset Value, End of Period                                   $   9.82                  $   9.82                 $   9.82
                                                           ==============            ==============           ==============
Total Return (excludes sales charge)                                 0.44% **                  0.12% **                 0.52% **

Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)                                  $      5                  $      5                 $ 10,010
Net investment income before waivers/reimbursements                  3.10% ***                 2.27% ***                3.29% ***
Net investment income net of waivers/reimbursements                  5.73% ***                 4.90% ***                5.94% ***
Expenses before waivers/reimbursements                               3.66% ***                 4.44% ***                3.45% ***
Expenses net of waivers/reimbursements                               1.05% ***                 1.80% ***                0.80% ***
Portfolio turnover rate                                             14.98%                    14.98%                   14.98%

_______________
(a) From commencement of operations on November 9, 1999 to March 31, 2000.
  * Distributions from net investment income were less than one cent per share. ** Total return for periods less than one year is not annualized.
*** Annualized.

                See accompanying notes to financial statements.

USALLIANZ FUNDS

                                                          Financial Highlights

                                                               Diversified Assets        Diversified Assets       Diversified Assets
                                                                      Fund                      Fund                     Fund
                                                                    Class A                   Class B                   Class Y
                                                             ---------------------    -----------------------  --------------------
                                                                  Period Ended              Period Ended             Period Ended
                                                               March 31, 2000 (a)        March 31, 2000 (a)       March 31, 2000 (a)
                                                                  (Unaudited)               (Unaudited)               (Unaudited)
                                                             ---------------------    -----------------------  --------------------
Net Asset Value, Beginning of Period                             $  10.00                  $  10.00                  $  10.00
                                                             ------------             -------------            --------------
Income from Investment Operations:
     Net investment income                                           0.14                      0.11                      0.15
     Net realized and unrealized gain on investments                 0.36                      0.36                      0.36
                                                             ------------             -------------            --------------
       Total from Investment Operations                              0.50                      0.47                      0.51
                                                             ------------             -------------            --------------
Distributions to shareholders from:

     Net investment income                                          (0.14)                    (0.11)                    (0.15)
                                                             ------------             -------------            --------------
       Total Distributions to Shareholders                          (0.14)                    (0.11)                    (0.15)
                                                             ------------             -------------            --------------
Net Asset Value, End of Period                                   $  10.36                  $  10.36                  $  10.36
                                                             ============             =============            ==============
Total Return (excludes sales charge)                                 5.00% *                   4.69% *                   5.09%*

Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)                                  $      5                  $      5                  $ 10,423
Net investment income before waivers/reimbursements                  1.15% **                  0.30% **                  1.13% **
Net investment income net of waivers/reimbursements                  3.49% **                  2.70% **                  3.69% **
Expenses before waivers/reimbursements                               3.54% **                  4.35% **                  3.51% **
Expenses net of waivers/reimbursements                               1.20% **                  1.95% **                  0.95% **
Portfolio turnover rate                                             21.67%                    21.67%                    21.67%

                                                                    Money Market              Money Market
                                                                       Fund                      Fund
                                                                      Class A                   Class Y
                                                               ---------------------    ---------------------
                                                                    Period Ended              Period Ended
                                                                 March 31, 2000 (a)        March 31, 2000 (a)
                                                                    (Unaudited)               (Unaudited)
                                                               ---------------------    ---------------------
Net Asset Value, Beginning of Period                                $  1.000                    $  1.000
                                                               -------------            ----------------
Income from Investment Operations:
     Net investment income                                             0.020                       0.021
                                                               -------------            ----------------
       Total from Investment Operations                                0.020                       0.021
                                                               -------------            ----------------
Distributions to shareholders from:

     Net investment income                                            (0.020)                     (0.021)
       Total Distributions to Shareholders                            (0.020)                     (0.021)
                                                               -------------            ----------------
Net Asset Value, End of Period                                      $  1.000                    $  1.000
                                                               =============            ================
Total Return (excludes sales charge)                                    1.98% *                     2.09% *

Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)                                     $     10                    $ 10,173
Net investment income before waivers/reimbursements                     2.50% **                    2.83% **
Net investment income net of waivers/reimbursements                     5.02% **                    5.26% **
Expenses before waivers/reimbursements                                  3.40% **                    3.06% **
Expenses net of waivers/reimbursements                                  0.88% **                    0.63% **
Portfolio turnover rate                                                    -                           -

_________________
(a) From commencement of operations on November 9, 1999 to March 31, 2000.
  * Total return for periods less than one year is not annualized.
 ** Annualized.

               See accompanying notes to financial statements.

USALLIANZ FUNDS

                                                            Financial Highlights

                                                                     Global                    Global                 Global
                                                               Opportunities Fund        Opportunities Fund     Opportunities Fund
                                                                    Class A                    Class B                Class Y
                                                             ----------------------  ------------------------ ---------------------
                                                                  Period Ended              Period Ended            Period Ended
                                                               March 31, 2000 (a)        March 31, 2000 (a)      March 31, 2000 (a)
                                                                  (Unaudited)                (Unaudited)             (Unaudited)
                                                             ----------------------  ------------------------ ---------------------
Class A

Net Asset Value, Beginning of Period                              $  10.00                  $  10.00                 $ 10.00
                                                             -------------           ---------------          --------------
Income from Investment Operations:
      Net investment loss                                            (0.07)                    (0.07)                  (0.07)
      Net realized and unrealized gain on investments                 1.88                      1.84                    1.89
                                                             -------------           ---------------          --------------
        Total from Investment Operations                              1.81                      1.77                    1.82
                                                             -------------           ---------------          --------------
Net Asset Value, End of Period                                    $  11.81                  $  11.77                 $ 11.82
                                                             -------------           ---------------          --------------
Total Return (excludes sales charge)                                 18.10% *                  17.70% *                18.20% *

Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)                                   $      6                  $      6                 $11,830
Net investment loss before waivers/reimbursements                    (3.11%)**                 (3.76%)**               (2.82%) **
Net investment loss net of waivers/reimbursements                    (0.93%)**                 (1.67%)**               (0.66%) **
Expenses before waivers/reimbursements                                4.04% **                  4.74% **                3.75%  **
Expenses net of waivers/reimbursements                                1.85% **                  2.60% **                1.60%  **
Portfolio turnover rate                                              58.05%                    58.05%                  58.05%

________________
 (a) From commencement of operations on November 9, 1999 to March 31, 2000.
  *  Total return for periods less than one year is not annualized.
 **  Annualized.

                See accompanying notes to financial statements.

                     [This Page Intentionally Left Blank]

[LOGO]


The USAllianz funds are distributed by BISYS
Funds Services. These funds are not FDIC insured.                SANRPTO300 5/00